WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 66.8%
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 1.2%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	200,000	$220,875	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	980,000	1,000,594	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,780,000	2,826,315	(a)

Total Diversified Telecommunication Services				4,047,784

Entertainment - 0.6%
Banijay Entertainment SASU, Senior Secured Notes	5.375%	3/1/25	2,000,000	2,036,250	(a)

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	370,000	386,169	(a)

Media - 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	3,750,000	3,905,269	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,130,000	4,160,975
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,075,000	1,140,844
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	480,000	459,211	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,070,000	1,163,625	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,880,000	1,959,383	(a)

Total Media				12,789,307

Wireless Telecommunication Services - 3.0%
Sprint Communications Inc., Senior Notes	6.000%	11/15/22	1,000,000	1,071,620
Sprint Corp., Senior Notes	7.875%	9/15/23	3,660,000	4,179,262
Sprint Corp., Senior Notes	7.125%	6/15/24	2,537,000	2,921,254
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	1,890,000	1,925,816

Total Wireless Telecommunication Services				10,097,952

TOTAL COMMUNICATION SERVICES				29,357,462

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	1

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.4%
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	860,000	$872,633
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	550,000	551,898

Total Auto Components				1,424,531

Automobiles - 2.2%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,390,000	1,639,755
Ford Motor Credit Co. LLC, Senior Notes	3.087%	1/9/23	1,800,000	1,785,375
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	1,940,000	1,918,175
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	840,000	876,574
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,220,000	1,276,425	(a)

Total Automobiles				7,496,304

Distributors - 0.6%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,854,165	2,040,444	(a)(b)

Diversified Consumer Services - 1.4%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,140,000	1,202,267	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,268,000	2,418,255	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	980,000	1,023,487	(a)

Total Diversified Consumer Services				4,644,009

Hotels, Restaurants & Leisure - 6.5%
Boyne USA Inc., Secured Notes	7.250%	5/1/25	1,840,000	1,928,550	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	1,380,000	1,415,360	(a)
Golden Nugget Inc., Senior Notes	6.750%	10/15/24	950,000	805,619	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	510,000	516,582
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	620,000	661,856	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	1,290,000	1,202,925	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,250,000	864,844	(a)

See Notes to Schedule of Investments.

2	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	1,330,000	$1,477,962	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	1,210,000	1,249,325	(a)
Peninsula Pacific Entertainment LLC/ Peninsula Pacific Entertainment Finance Inc., Senior Notes	8.500%	11/15/27	800,000	833,604	(a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	400,000	410,736	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	2,498,000	2,519,046	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	524,418	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	3,310,000	2,593,865	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,670,000	1,894,406	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	2,100,000	2,040,675	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	960,000	1,011,302	(a)

Total Hotels, Restaurants & Leisure				21,951,075

Household Durables - 1.5%
CD&R Smokey Buyer Inc., Senior Secured Notes	6.750%	7/15/25	370,000	390,813	(a)
Century Communities Inc., Senior Notes	5.875%	7/15/25	1,880,000	1,943,253
Lennar Corp., Senior Notes	5.875%	11/15/24	1,000,000	1,126,250
New Home Co. Inc., Senior Notes	7.250%	10/15/25	630,000	635,512	(a)
TopBuild Corp., Senior Notes	5.625%	5/1/26	770,000	791,656	(a)

Total Household Durables				4,887,484

Specialty Retail - 1.6%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	441,100	(a)(c)
GameStop Corp., Senior Secured Notes	10.000%	3/15/23	150,000	149,250	(a)
Ken Garff Automotive LLC, Senior Notes	4.875%	9/15/28	1,550,000	1,538,685	(a)
L Brands Inc., Senior Notes	9.375%	7/1/25	630,000	731,588	(a)
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	470,000	504,540	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	520,000	536,479	(a)
Michaels Stores Inc., Senior Secured Notes	4.750%	10/1/27	740,000	724,460	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	3

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Party City Holdings Inc., Senior Secured Notes (6 mo. USD LIBOR + 5.000%)	5.750%	7/15/25	228,532	$161,115	(a)(d)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	480,000	493,320	(a)

Total Specialty Retail				5,280,537

Textiles, Apparel & Luxury Goods - 0.5%
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	570,000	584,962
William Carter Co., Senior Notes	5.500%	5/15/25	360,000	378,675	(a)
William Carter Co., Senior Notes	5.625%	3/15/27	660,000	693,825	(a)

Total Textiles, Apparel & Luxury Goods				1,657,462

TOTAL CONSUMER DISCRETIONARY				49,381,846

CONSUMER STAPLES - 1.3%
Beverages - 0.4%
Primo Water Holdings Inc., Senior Notes	5.500%	4/1/25	1,170,000	1,209,487	(a)

Food Products - 0.9%
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	1,543,000	1,529,499	(a)
SunOpta Foods Inc., Secured Notes	9.500%	10/9/22	1,550,000	1,584,875	(a)

Total Food Products				3,114,374

TOTAL CONSUMER STAPLES				4,323,861

ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Antero Midstream Partners LP/Antero
Midstream Finance Corp., Senior Notes	5.375%	9/15/24	630,000	590,751
Apache Corp., Senior Notes	4.875%	11/15/27	320,000	300,800
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	637,000	436,122	(a)
Cenovus Energy Inc., Senior Notes	3.000%	8/15/22	440,000	435,943
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	570,000	567,264	(a)
Comstock Resources Inc., Senior Notes	9.750%	8/15/26	950,000	1,002,250
Continental Resources Inc., Senior Notes	5.000%	9/15/22	470,000	463,420
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,300,000	1,213,063
DCP Midstream Operating LP, Senior Notes	4.950%	4/1/22	190,000	193,518
DCP Midstream Operating LP, Senior Notes	5.375%	7/15/25	810,000	852,019
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	580,000	602,655	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	560,000	563,850	(a)

See Notes to Schedule of Investments.

4	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
EQM Midstream Partners LP, Senior Notes	4.000%	8/1/24	750,000		$727,399
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	440,000		451,550	(a)
EQM Midstream Partners LP, Senior Notes	4.125%	12/1/26	1,270,000		1,199,775
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	390,000		409,582	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	240,000		243,571
EQT Corp., Senior Notes	7.875%	2/1/25	1,180,000		1,314,396
EQT Corp., Senior Notes	5.000%	1/15/29	1,080,000		1,080,000	(c)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	432,000		411,480	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,350,000		1,218,010	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	820,000		833,325
Murphy Oil Corp., Senior Notes	5.750%	8/15/25	2,070,000		1,705,670
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	810,000		160,785	*(e)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,523,000		334,108	*(e)
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	680,000		609,875
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,450,000		1,209,010
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	1,050,000		925,575
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 1.450%)	1.730%	8/15/22	180,000		165,672	(d)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.375%	1/15/25	1,600,000		1,639,000	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	300,000		337,974
Range Resources Corp., Senior Notes	5.000%	3/15/23	441,000		428,694
Range Resources Corp., Senior Notes	9.250%	2/1/26	870,000		923,505	(a)
Southwestern Energy Co., Senior Notes	4.100%	3/15/22	1,700,000		1,701,725
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	970,000	CAD	323,989	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	420,000		429,404	(a)
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	1,890,000		1,783,612

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	5

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000	$93,875
WPX Energy Inc., Senior Notes	6.000%	1/15/22	470,000	484,577
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,010,000	2,263,551

TOTAL ENERGY				30,631,344

FINANCIALS - 9.1%
Banks - 2.2%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	690,000	744,144	(d)(f)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	750,000	804,755	(d)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	610,000	717,787	(a)(d)(f)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	500,000	561,817	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	200,000	214,263	(d)(f)
Lions Gate Capital Holdings LLC, Senior Notes	6.375%	2/1/24	850,000	818,648	(a)
Lions Gate Capital Holdings LLC, Senior Notes	5.875%	11/1/24	630,000	594,496	(a)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,050,000	1,086,047	(d)(f)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	580,000	656,862
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	960,000	1,099,891	(a)(d)

Total Banks				7,298,710

See Notes to Schedule of Investments.

6	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 1.2%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	$644,751	(a)(d)(f)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	200,000	216,881	(a)(d)(f)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	223,127	(a)(d)(f)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,000,000	1,051,145
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	490,000	517,869	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,130,000	1,216,948	(a)(d)(f)

Total Capital Markets				3,870,721

Consumer Finance - 0.9%
FirstCash Inc., Senior Notes	4.625%	9/1/28	1,200,000	1,220,250	(a)
Navient Corp., Senior Notes	6.750%	6/15/26	1,950,000	1,968,281

Total Consumer Finance				3,188,531

Diversified Financial Services - 3.7%
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	1,980,000	1,840,162	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,880,000	1,971,716	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	960,000	704,299	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	2,680,000	2,716,850	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,787,475	3,219,577	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	7

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	2.980%	12/21/65	1,250,000	$658,294	(a)(d)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	1,300,000	1,322,750	(a)

Total Diversified Financial Services				12,433,648

Insurance - 0.3%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,100,000	1,097,250	(a)(b)

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	753,638	(a)
Starwood Property Trust Inc., Senior Notes	5.500%	11/1/23	560,000	555,682	(a)(c)

Total Mortgage Real Estate Investment Trusts (REITs)				1,309,320

Thrifts & Mortgage Finance - 0.4%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,190,000	1,298,820	(a)

TOTAL FINANCIALS				30,497,000

HEALTH CARE - 7.4%
Health Care Providers & Services - 5.4%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,310,000	1,298,538	(a)(c)
Centene Corp., Senior Notes	5.375%	8/15/26	3,300,000	3,498,000	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.625%	2/15/25	1,000,000	977,600	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,530,000	1,537,650	(a)
Global Medical Response Inc., Senior Secured Notes	6.500%	10/1/25	680,000	672,350	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	2,050,000	2,273,071
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	500,000	496,105	(a)
Providence Service Corp., Senior Notes	5.875%	11/15/25	1,150,000	1,172,281	(a)(c)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	780,000	842,400	(a)

See Notes to Schedule of Investments.

8	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Surgery Center Holdings Inc., Senior Notes	10.000%	4/15/27	190,000	$203,181	(a)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	2,200,000	2,322,188
Tenet Healthcare Corp., Senior Secured Notes	4.625%	9/1/24	500,000	512,350	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	1,090,000	1,175,701	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	1,000,000	1,067,500	(a)

Total Health Care Providers & Services				18,048,915

Pharmaceuticals - 2.0%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,550,000	1,710,890	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,110,000	1,215,672	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	1,028,300	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	1,690,000	1,713,593	(a)
HLF Financing Sarl LLC/Herbalife International Inc., Senior Notes	7.250%	8/15/26	920,000	948,460	(a)

Total Pharmaceuticals				6,616,915

TOTAL HEALTH CARE				24,665,830

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.9%
Signature Aviation US Holdings Inc., Senior Notes	5.375%	5/1/26	1,230,000	1,245,375	(a)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	600,000	650,280	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	1,100,000	1,148,119	(a)

Total Aerospace & Defense				3,043,774

Air Freight & Logistics - 0.5%
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	689,000	698,904	(a)
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	900,000	958,226	(a)

Total Air Freight & Logistics				1,657,130

Airlines - 2.5%
American Airlines, Pass-Through Trust	5.625%	1/15/21	59,317	56,033	(a)
Continental Airlines Pass-Through Trust	8.388%	11/1/20	96	99
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	940,000	921,487
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,560,000	1,359,259
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	860,000	891,043
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,750,000	1,777,619	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	9

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	930,000	$970,106	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,640,000	1,740,450	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	740,000	673,807

Total Airlines				8,389,903

Commercial Services & Supplies - 1.6%
GFL Environmental Inc., Senior Notes	7.000%	6/1/26	552,000	576,495	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	880,000	960,850	(a)
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	580,000	581,088	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	280,000	294,434	(a)
RR Donnelley & Sons Co., Senior Notes	8.250%	7/1/27	1,980,000	2,049,300
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	890,000	901,485	(a)

Total Commercial Services & Supplies				5,363,652

Machinery - 0.4%
Clark Equipment Co., Senior Secured Notes	5.875%	6/1/25	470,000	490,269	(a)
Vertical US Newco Inc., Senior Secured Notes	5.250%	7/15/27	830,000	855,792	(a)

Total Machinery				1,346,061

Trading Companies & Distributors - 0.1%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	330,000	213,056	(a)

TOTAL INDUSTRIALS				20,013,576

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.4%
CommScope Inc., Senior Notes	8.250%	3/1/27	850,000	880,813	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	356,000	353,412	(a)

Total Communications Equipment				1,234,225

IT Services - 0.7%
CDW LLC/CDW Finance Corp., Senior Notes	4.125%	5/1/25	1,060,000	1,103,836
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	420,000	426,426	(a)
Unisys Corp., Senior Secured Notes	6.875%	11/1/27	770,000	798,875	(a)

Total IT Services				2,329,137

See Notes to Schedule of Investments.

10	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.1%
Entegris Inc., Senior Notes	4.375%	4/15/28	500,000	$521,250	(a)

Software - 0.3%
BY Crown Parent LLC/BY Bond Finance Inc., Senior Secured Notes	4.250%	1/31/26	390,000	395,363	(a)
Zywave Inc.	0.000%	10/30/27	653,250	645,084	(c)

Total Software				1,040,447

TOTAL INFORMATION TECHNOLOGY				5,125,059

MATERIALS - 5.4%
Chemicals - 0.4%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK)	10.000%	8/15/26	123,532	104,385	(a)(b)
FXI Holdings Inc., Senior Secured Notes	7.875%	11/1/24	1,140,000	1,068,750	(a)

Total Chemicals				1,173,135

Construction Materials - 0.5%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	640,000	650,333	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	960,000	990,000	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	72,000	73,935

Total Construction Materials				1,714,268

Containers & Packaging - 1.7%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000	1,017,500	(a)(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	600,000	620,850	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,150,000	1,181,625	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	950,000	995,719	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,240,000	1,302,775	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	470,000	521,063
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	64,000	64,832	(a)

Total Containers & Packaging				5,704,364

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	11

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 2.0%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	400,000	$421,258	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	201,305	(a)
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	790,000	785,556	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	500,000	503,125	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,550,000	2,546,787	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	1,500,000	1,615,313
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	450,000	467,314	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,900,000	21,375	*(a)(e)

Total Metals & Mining				6,562,033

Paper & Forest Products - 0.8%
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,270,000	1,293,819
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	1,500,000	1,486,717

Total Paper & Forest Products				2,780,536

TOTAL MATERIALS				17,934,336

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 1.8%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,100,000	1,057,100
CoreCivic Inc., Senior Notes	4.625%	5/1/23	280,000	256,900
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	990,000	945,450
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	740,000	815,007
GEO Group Inc., Senior Notes	5.125%	4/1/23	2,250,000	1,818,281
iStar Inc., Senior Notes	4.250%	8/1/25	500,000	460,000
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	850,000	853,587	(a)

Total Equity Real Estate Investment Trusts (REITs)				6,206,325

Real Estate Management & Development - 1.6%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,800,000	1,803,375	(a)
Forestar Group Inc., Senior Notes	8.000%	4/15/24	1,550,000	1,617,650	(a)

See Notes to Schedule of Investments.

12	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - (continued)
Howard Hughes Corp., Senior Notes	5.375%	8/1/28	660,000	$667,837	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	1,110,000	1,174,119	(a)

Total Real Estate Management & Development				5,262,981

TOTAL REAL ESTATE				11,469,306

UTILITIES - 0.1%
Electric Utilities - 0.1%
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	660,000	451,688	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $225,594,435)				223,851,308

SENIOR LOANS - 18.2%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.4%
Windstream Services LLC, Initial Term Loan (1 mo. USD LIBOR + 6.250%)	7.250%	9/21/27	1,446,375	1,370,440	(d)(g)(h)

Entertainment - 0.5%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.720%	2/10/27	1,588,181	1,542,190	(d)(g)(h)

Internet & Direct Marketing Retail - 0.3%
CNT Holdings I Corp., First Lien Initial Term Loan	—	10/16/27	990,000	980,100	(i)

Media - 1.6%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.648%	8/15/25	1,300,150	1,276,585	(d)(g)(h)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.652%	11/18/24	834,200	805,525	(d)(g)(h)
EW Scripps Co., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.648%	5/1/26	1,477,575	1,433,864	(d)(g)(h)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.148%	5/1/26	1,381,278	1,299,841	(d)(g)(h)
Terrier Media Buyer Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	4.398%	12/17/26	701,516	685,622	(d)(g)(h)

Total Media				5,501,437

TOTAL COMMUNICATION SERVICES				9,394,167

CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.2%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.648%	4/30/26	884,650	859,216	(d)(g)(h)(j)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	13

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.3%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	848,430	$838,297	(d)(g)(h)
TruGreen LP, Second Lien Term Loan	—	11/2/28	210,000	205,800	(i)

Total Diversified Consumer Services				1,044,097

Hotels, Restaurants & Leisure - 0.9%
ASHCO LLC, Initial Term Loan (3 mo. USD LIBOR + 5.000%)	5.750%	9/25/24	455,900	454,887	(d)(g)(h)
Caesars Resort Collection LLC, Term Loan B1	4.648-4.651%	7/21/25	890,000	863,115	(d)(g)(h)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	10.000%	3/8/24	678,300	657,951	(g)(h)(j)
Mohegan Tribal Gaming Authority, Term Loan B (1 mo. USD LIBOR + 6.375%)	7.375%	10/13/23	1,150,791	1,033,246	(d)(g)(h)

Total Hotels, Restaurants & Leisure				3,009,199

Specialty Retail - 2.4%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.000%	7/1/22	1,518,715	1,515,552	(d)(g)(h)
Academy Ltd., New Initial Term Loan	—	11/5/27	880,000	871,200	(i)(j)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.000%	10/19/27	1,100,000	1,085,820	(d)(g)(h)
LS Group OpCo Acquisition LLC, Initial Term Loan	—	11/2/27	950,000	942,875	(i)(j)
Michaels Stores Inc., 2020 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	4.250%	10/1/27	852,001	839,221	(d)(g)(h)
Party City Holdings Inc., 2018 Replacement Term Loan	3.250%	8/19/22	114,163	87,962	(d)(g)(h)
Petco Animal Supplies Inc., Term Loan	—	1/26/23	897,644	837,053	(i)
Sally Holdings LLC, Term Loan B2	4.500%	7/5/24	575,102	575,102	(g)(h)(j)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	6.156%	6/19/26	1,287,198	1,158,478	(d)(g)(h)

Total Specialty Retail				7,913,263

TOTAL CONSUMER DISCRETIONARY				12,825,775

See Notes to Schedule of Investments.

14	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	1,050,000	$781,375	*(d)(e)(g)(h)
Permian Production Partners LLC, Initial Term Loan	3.250%	5/20/24	864,500	64,838	(d)(g)(h)(j)

TOTAL ENERGY				846,213

FINANCIALS - 1.5%
Diversified Financial Services - 0.8%
Deerfield Dakota Holding LLC, Second
Lien Initial Term Loan (1 mo. USD LIBOR + 8.000%)	9.000%	4/7/28	1,020,000	1,027,650	(d)(g)(h)(j)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.148%	1/31/25	1,103,221	1,090,120	(d)(g)(h)
UFC Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	423,877	416,194	(d)(g)(h)

Total Diversified Financial Services				2,533,964

Insurance - 0.7%
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	3.648%	2/15/27	815,900	788,873	(d)(g)(h)
AmeriLife Holdings LLC, Delayed Draw Term Loan A	—	3/18/27	68,091	67,240	(g)(h)(i)(j)
AmeriLife Holdings LLC, First Lien Term
Loan (1 mo. USD LIBOR + 4.000%)	4.000-4.149%	3/18/27	530,489	523,858	(d)(g)(h)(j)
Baldwin Risk Partners LLC, Term Loan (1 mo. USD LIBOR + 4.000%)	4.750%	10/8/27	1,100,000	1,086,250	(d)(g)(h)(j)

Total Insurance				2,466,221

TOTAL FINANCIALS				5,000,185

HEALTH CARE - 4.4%
Health Care Providers & Services - 3.9%
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	323,514	306,529	(i)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.898%	2/18/27	1,379,554	1,307,127	(d)(g)(h)
EyeCare Partners LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.250%)	8.398%	2/4/28	1,000,000	947,500	(d)(g)(h)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.898%	11/17/25	570,261	554,697	(d)(g)(h)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	15

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Maravai Intermediate Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 4.250%)	5.250%	10/19/27	560,000	$558,600	(d)(g)(h)(j)
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (3 mo. USD LIBOR + 4.500%)	5.500%	6/14/24	1,574,100	1,515,071	(d)(g)(h)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.648%	8/6/26	1,260,475	1,234,478	(d)(g)(h)
Precision Medicine Group LLC, Delayed Draw Term Loan	—	10/29/27	91,154	89,786	(i)
Precision Medicine Group LLC, Term Loan	—	10/29/27	698,846	688,363	(i)
Radnet Management Inc., First Lien Term Loan B1 (3 mo. USD LIBOR + 3.750%)	4.750%	6/30/23	1,693,773	1,670,484	(d)(g)(h)
Sotera Health Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	965,150	964,245	(d)(g)(h)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.188%	6/26/26	1,242,425	1,195,524	(d)(g)(h)
WP CityMD Bidco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.500%)	5.500%	8/13/26	2,183,500	2,161,665	(d)(g)(h)

Total Health Care Providers & Services				13,194,069

Health Care Technology - 0.2%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.750%	2/11/26	531,900	521,927	(d)(g)(h)(j)

Pharmaceuticals - 0.3%
Milano Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	4.750%	10/1/27	1,000,000	984,375	(d)(g)(h)

TOTAL HEALTH CARE				14,700,371

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.3%
Boeing Co., Term Loan (3 mo. USD LIBOR + 1.250%)	1.500-1.520%	2/7/22	910,000	890,663	(d)(g)(h)

Airlines - 1.4%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/29/23	1,236,900	1,235,144	(d)(g)(h)
Delta Air Lines Inc., Initial Term Loan	—	10/20/27	1,790,000	1,787,204	(i)

See Notes to Schedule of Investments.

16	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
JetBlue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	1,036,875	$1,034,375	(d)(g)(h)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/20/27	810,000	825,630	(d)(g)(h)

Total Airlines				4,882,353

Commercial Services & Supplies - 0.5%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.648%	10/1/26	754,300	739,922	(d)(g)(h)
PAE Holding Corp., First Initial Term Loan	—	10/14/27	723,371	716,137	(i)(j)
PAE Holding Corp., First Lien Delayed Draw Term Loan	—	10/19/27	146,629	145,163	(i)(j)

Total Commercial Services & Supplies				1,601,222

Transportation Infrastructure - 0.3%
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	5.143%	5/15/26	1,153,856	966,354	(d)(g)(h)

TOTAL INDUSTRIALS				8,340,592

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.7%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.398%	4/4/26	1,326,600	1,282,491	(d)(g)(h)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.398%	11/29/25	1,313,291	1,147,488	(d)(g)(h)

Total Communications Equipment				2,429,979

Software - 1.3%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.148%	10/16/26	1,860,650	1,826,343	(d)(g)(h)
Particle Investments Sarl, First Lien Initial Term Loan (3 mo. USD LIBOR + 5.250%)	5.750%	2/18/27	907,725	900,917	(d)(g)(h)(j)
Surf Holdings SARL, First Lien Senior Secured Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	3.750%	3/5/27	508,725	493,082	(d)(g)(h)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.898%	5/4/26	1,016,800	1,000,277	(d)(g)(h)
Zywave Inc., Term Loan	—	10/30/27	16,750	16,541	(i)

Total Software				4,237,160

TOTAL INFORMATION TECHNOLOGY				6,667,139

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	17

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.5%
Containers & Packaging - 0.2%
Graham Packaging Co. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	4.500%	8/4/27	830,000	$823,479	(d)(g)(h)

Paper & Forest Products - 0.3%
Asplundh Tree Expert LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.640%	9/4/27	1,000,000	999,167	(d)(g)(h)

TOTAL MATERIALS				1,822,646

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Corecivic Inc., Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/12/24	1,366,750	1,325,747	(d)(g)(h)(j)

TOTAL SENIOR LOANS (Cost - $62,960,108)				60,922,835

ASSET-BACKED SECURITIES - 9.9%
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	3.524%	11/25/32	1,323,594	1,331,719	(d)
Ares XLII CLO Ltd., 2017-42A D (3 mo. USD LIBOR + 3.450%)	3.666%	1/22/28	800,000	756,340	(a)(d)
Ares XXXVII CLO Ltd., 2015-4A CR (3 mo. USD LIBOR + 2.650%)	2.887%	10/15/30	1,050,000	970,857	(a)(d)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	3.199%	8/5/27	1,020,000	950,039	(a)(d)
Battalion CLO XI Ltd., 2017-11A D (3 mo. USD LIBOR + 3.340%)	3.555%	10/24/29	1,850,000	1,795,288	(a)(d)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	6.003%	11/20/28	800,000	657,732	(a)(d)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	5.418%	7/18/27	750,000	594,352	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	8.043%	8/20/32	350,000	311,566	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.972%	7/20/31	1,750,000	1,508,248	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.218%	4/20/29	1,000,000	893,151	(a)(d)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	3.387%	10/15/26	700,000	644,395	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.618%	4/17/30	250,000	212,738	(a)(d)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.868%	7/20/28	1,500,000	1,309,290	(a)(d)

See Notes to Schedule of Investments.

18	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	2.737%	4/15/31	700,000	$642,906	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.187%	4/15/31	480,000	401,330	(a)(d)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	4.168%	4/17/30	610,000	572,442	(a)(d)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.270%)	0.419%	3/25/36	2,216,767	1,433,631	(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.918%	1/20/33	920,000	839,422	(a)(d)
Jackson Mill CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.800%)	3.037%	4/15/27	1,500,000	1,389,178	(a)(d)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	1.587%	7/15/26	1,000,000	994,286	(a)(d)
LCM XIV LP, 14A ER (3 mo. USD LIBOR + 5.500%)	5.718%	7/20/31	750,000	547,876	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	5.718%	10/20/28	750,000	590,837	(a)(d)
Magnetite VII Ltd., 2012-7A DR2 (3 mo. USD LIBOR + 4.500%)	4.737%	1/15/28	1,250,000	1,090,847	(a)(d)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	4.117%	7/15/29	500,000	456,455	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.868%	1/20/31	600,000	543,122	(a)(d)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	4.016%	4/22/30	950,000	812,954	(a)(d)
OZLM XI Ltd., 2015-11A BR (3 mo. USD LIBOR + 2.300%)	2.568%	10/30/30	1,250,000	1,205,927	(a)(d)
OZLM XVI Ltd., 2017-16A C (3 mo. USD LIBOR + 3.550%)	3.830%	5/16/30	250,000	229,176	(a)(d)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	3.337%	11/22/30	1,500,000	1,369,230	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.475%	6/22/30	1,140,000	1,018,491	(a)(d)
Sound Point CLO XV Ltd., 2017-1A E (3 mo. USD LIBOR + 5.960%)	6.169%	1/23/29	1,100,000	824,957	(a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.913%	5/25/31	1,754,489	1,676,188	(a)(d)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	3.918%	4/20/29	500,000	499,940	(a)(d)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	19

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
TICP CLO VI Ltd., 2016-6A DR (3 mo. USD LIBOR + 3.300%)	3.537%	1/15/29	1,110,000	$1,063,880	(a)(d)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	3.057%	4/15/27	700,000	598,367	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.977%	4/15/27	650,000	463,821	(a)(d)
Voya CLO Ltd., 2017-1A B (3 mo. USD LIBOR + 2.300%)	2.518%	4/17/30	1,500,000	1,449,417	(a)(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	3.887%	10/15/31	250,000	226,235	(a)(d)
Zais CLO 16 Ltd., 2020-16A D1 (3 mo. USD LIBOR + 5.480%)	5.770%	10/20/31	500,000	467,926	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $36,576,636)				33,344,556

COLLATERALIZED MORTGAGE OBLIGATIONS (k) - 1.5%
CSMC Trust, 2015-2R 7A2	2.929%	8/27/36	2,260,557	1,807,171	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	950,554	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	4.999%	10/25/29	1,520,000	1,539,213	(a)(d)
LSTAR Securities Investment Ltd., 2019-4 A1 (1 mo. USD LIBOR + 1.500%)	1.649%	5/1/24	808,985	803,701	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,282,141)				5,100,639

CONVERTIBLE BONDS & NOTES - 1.4%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
DISH Network Corp., Senior Notes	2.375%	3/15/24	850,000	766,696
DISH Network Corp., Senior Notes	3.375%	8/15/26	220,000	195,010

TOTAL COMMUNICATION SERVICES				961,706

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	410,000	306,338

See Notes to Schedule of Investments.

20	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 0.9%
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	740,000	$708,550
Blackstone Mortgage Trust Inc., Senior Notes	4.375%	5/5/22	2,180,000	2,136,400

TOTAL FINANCIALS				2,844,950

HEALTH CARE - 0.1%
Biotechnology - 0.1%
Ionis Pharmaceuticals Inc., Senior Notes	0.125%	12/15/24	290,000	269,405	(a)

INFORMATION TECHNOLOGY - 0.0%††
Electronic Equipment, Instruments & Components - 0.0%††
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	110,000	107,731

REAL ESTATE - 0.0%††
Real Estate Management & Development - 0.0%††
Redfin Corp., Senior Notes	0.000%	10/15/25	140,000	132,132	(a)

Total Convertible Bonds & Notes (Cost - $4,708,105)				4,622,262

			SHARES
COMMON STOCKS - 0.5%
COMMUNICATION SERVICES - 0.0%††
Media - 0.0%††
New Cotai LLC/New Cotai Capital Corp., Class B Shares			7	0	*(j)(l)(m)

CONSUMER DISCRETIONARY - 0.0%††
Specialty Retail - 0.0%††
Party City Holdings Inc.			23,255	46,278	*(l)

ENERGY - 0.5%
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			134,398	100,518	*(j)(l)
KCAD Holdings I Ltd.			282,728,964	0	*(j)(l)(m)

Total Energy Equipment & Services				100,518

Oil, Gas & Consumable Fuels - 0.5%
Berry Corp.			327,363	857,691

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	21

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

SECURITY			SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Montage Resources Corp.			128,952	$638,313	*
MWO Holdings LLC			738	74,575	*(j)(l)

Total Oil, Gas & Consumable Fuels				1,570,579

TOTAL ENERGY				1,671,097

TOTAL COMMON STOCKS (Cost - $26,342,486)				1,717,375

	RATE	MATURITY DATE	FACE AMOUNT†
SOVEREIGN BONDS - 0.3%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	124,419	51,261
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	1,820,408	671,730
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/35	953,791	313,797

TOTAL SOVEREIGN BONDS (Cost - $1,489,460)				1,036,788

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
B Riley Financial Inc. (Cost - $210,625)	6.875%		8,425	208,435

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $363,163,996)				330,804,198

SHORT-TERM INVESTMENTS - 1.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $5,887,108)	0.015%		5,887,108	5,887,108	(n)

TOTAL INVESTMENTS - 100.5% (Cost - $369,051,104)				336,691,306
Liabilities in Excess of Other Assets - (0.5)%				(1,582,325)

TOTAL NET ASSETS - 100.0%				$335,108,981

See Notes to Schedule of Investments.

22	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of October 31, 2020.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of October 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Value is less than $1.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2020, the total market value of investments in Affiliated Companies was $5,887,108 and the cost was $5,887,108 (Note 2).

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	23

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

At October 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	284	12/20	$62,735,235	$62,719,625	$(15,610)
U.S. Treasury 5-Year Notes	629	12/20	79,175,409	79,003,381	(172,028)

					(187,638)

Contracts to Sell:
U.S. Treasury 10-Year Notes	442	12/20	61,605,853	61,092,687	513,166

Net unrealized appreciation on open futures contracts					$325,528

At October 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	63,126	USD	74,584	BNP Paribas SA	1/19/21	$(918)
AUD	809,439	USD	581,667	JPMorgan Chase & Co.	1/19/21	(12,471)
USD	513,412	CAD	680,746	JPMorgan Chase & Co.	1/19/21	2,250

Total						$(11,139)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

At October 31, 2020, the Fund had the following open swap contract:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Ford Motor Credit Co. LLC, 3.810%, due 1/9/24	$909,000	6/20/23	2.348%	5.000% quarterly	$60,991	$(50,347)	$111,338

See Notes to Schedule of Investments.

24	Western Asset Short Duration High Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2020

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2020 Quarterly Report	25

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

26

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

27

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$223,851,308	—		$223,851,308
Senior Loans:
Consumer Discretionary	—	8,919,431	$3,906,344		12,825,775
Energy	—	781,375	64,838		846,213
Financials	—	2,295,187	2,704,998		5,000,185
Health Care	—	13,619,844	1,080,527		14,700,371
Industrials	—	7,479,292	861,300		8,340,592
Information Technology	—	5,766,222	900,917		6,667,139
Real Estate	—	—	1,325,747		1,325,747
Other Senior Loans	—	11,216,813	—		11,216,813
Asset-Backed Securities	—	33,344,556	—		33,344,556
Collateralized Mortgage Obligations	—	5,100,639	—		5,100,639
Convertible Bonds & Notes	—	4,622,262	—		4,622,262
Common Stocks:
Communication Services	—	—	0	*	0	*
Consumer Discretionary	—	46,278	—		46,278
Energy	$1,496,004	—	175,093		1,671,097
Sovereign Bonds	—	1,036,788	—		1,036,788
Preferred Stocks	208,435	—	—		208,435

Total Long-Term Investments	1,704,439	318,079,995	11,019,764		330,804,198

Short-Term Investments†	5,887,108	—	—		5,887,108

Total Investments	$7,591,547	$318,079,995	$11,019,764		$336,691,306

Other Financial Instruments:
Futures Contracts	$513,166	—	—		$513,166
Forward Foreign Currency Contracts	—	$2,250	—		2,250
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection	—	111,338	—		111,338

Total Other Financial Instruments	$513,166	$113,588	—		$626,754

Total	$8,104,713	$318,193,583	$11,019,764		$337,318,060

28

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$187,638	—	—	$187,638
Forward Foreign Currency Contracts	—	$13,389	—	13,389

Total	$187,638	$13,389	—	$201,027

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2020		Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Senior Loans:
Consumer Discretionary	$1,386,600		$1,195	$425	$(20,944)	$1,816,450
Energy	64,838		679	—	(679)	—
Financials	1,605,450		481	3	16,984	1,083,501
Health Care	3,162,045		935	67	57,150	554,400
Industrials	960,125		748	49	10,504	859,149
Information Technology	—		—	—	—	—
Real Estate	—		—	—	—	—
Common Stocks:
Communication Services	0	*	—	—	—	—
Energy	168,647		—	—	6,446	—

Total	$7,347,705		$4,038	$544	$69,461	$4,313,500

29

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of October 31, 2020		Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2020[2]
Senior Loans:
Consumer Discretionary	$(136,598)	$859,216	—	$3,906,344		$(4,533)
Energy	—	—	—	64,838		(679)
Financials	(1,421)	—	—	2,704,998		16,984
Health Care	(30,440)	521,927	$(3,185,557)	1,080,527		4,188
Industrials	(2,921)	—	(966,354)	861,300		2,151
Information Technology	—	900,917	—	900,917		—
Real Estate	—	1,325,747	—	1,325,747		—
Common Stocks:
Communication Services	—	—	—	0	*	—
Energy	—	—	—	175,093		6,446

Total	$(171,380)	$3,607,807	$(4,151,911)	$11,019,764		$24,557

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

30

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended October 31, 2020. The following transactions were effected in such company for the period ended October 31, 2020.

	Affiliate Value at July 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,405,414	$39,617,152	39,617,152	$36,135,458	36,135,458	—	$658	—	$5,887,108

31